Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense at statutory federal rate			$ 2,497	$ 636	$ 1,089
State tax expense, net of federal tax effect			239	161	150
Restricted stock options			28	191	85
Gain from bargain purchase			(453)
Income exempt from tax			(294)	(281)	(271)
Other items, net			(7)	14	14
Income tax expense before change in valuation allowance			2,010	721	1,067
Change in valuation allowance			174	(64)	(70)
Total income tax expense	$ 540	$ 569	$ 2,184	$ 657	$ 997